Annual Total Returns (Bar Chart) - Balanced Trust (Balanced Trust, Series I Class, Balanced Trust)	12 Months Ended
May 01, 2011
Balanced Trust | Series I Class, Balanced Trust
Bar Chart Table:
2010	12.58%